Financial Risk Management And Fair Values Of Financial Instruments - Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized (Detail) - Financial instruments at fair value through other comprehensive income [member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	$ 2,714	$ 2,231
Unfavorable Changes In Fair Value	2,783	2,152
Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	1,208	1,453
Unfavorable Changes In Fair Value	1,233	1,413
Foreign unlisted stocks [member] | Price to book ratio multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	1,392	30
Unfavorable Changes In Fair Value	1,436	30
Foreign unlisted stocks [member] | Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	114	748
Unfavorable Changes In Fair Value	$ 114	$ 709